SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - USD ($)	1 Months Ended	3 Months Ended				7 Months Ended	9 Months Ended	10 Months Ended
	Mar. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Interest earned on investment held in trust account		$ 952,787			$ 760,871	$ 760,871	$ 2,818,129	$ 1,729,358
Accretion of temporary equity to redemption value					7,520,591	7,520,591		7,591,500
Allocation of net income/(loss)	$ (3,105)	$ 825,358	$ 816,754	$ 786,362	$ 573,444	$ 570,338	$ 2,428,474	$ 1,484,790
Redeemable Shares [Member]
Weighted average shares outstanding - basic		6,900,000			5,885,870	2,506,944	6,900,000	3,819,156
Weighted average shares outstanding - diluted		6,900,000			5,885,870	2,506,944	6,900,000	3,819,156
Ownership percentage		75.00%			73.00%	55.00%	75.00%	65.00%
Allocation of net loss including accretion of temporary equity		$ (95,921)			$ (5,601,092)	$ (4,267,179)	$ (293,309)	$ (5,059,453)
Interest earned on investment held in trust account		952,787			760,871	760,871	2,818,129
Accretion of temporary equity to redemption value					7,520,591	7,520,591		$ 7,591,500
Allocation of net income/(loss)		$ 856,866			$ 2,680,370	$ 4,014,283	$ 2,524,820
Basic net income/(loss) per share		$ 0.12			$ 0.46	$ 1.60	$ 0.37	$ 1.12
Diluted net income/(loss) per share		$ 0.12			$ 0.46	$ 1.60	$ 0.37	$ 1.12
Income earned on Trust Account								$ 1,729,358
Allocation of net income/(loss)								$ 4,261,405
Non Redeemable Shares [Member]
Weighted average shares outstanding - basic		2,266,500			2,214,049	2,023,299	2,266,500	2,095,943
Weighted average shares outstanding - diluted		2,266,500			2,214,049	2,023,299	2,266,500	2,095,943
Ownership percentage		25.00%			27.00%	45.00%	25.00%	35.00%
Allocation of net loss including accretion of temporary equity		$ (31,508)			$ (2,106,926)	$ (3,443,945)	$ (96,346)	$ (2,776,615)
Interest earned on investment held in trust account
Accretion of temporary equity to redemption value
Allocation of net income/(loss)		$ (31,508)			$ (2,106,926)	$ (3,443,945)	$ (96,346)
Basic net income/(loss) per share		$ (0.01)			$ (0.95)	$ (1.70)	$ (0.04)	$ (1.32)
Diluted net income/(loss) per share		$ (0.01)			$ (0.95)	$ (1.70)	$ (0.04)	$ (1.32)
Income earned on Trust Account
Allocation of net income/(loss)								$ (2,776,615)